Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-34632
Entity Registrant Name	CRYOPORT, INC.
Entity Central Index Key	0001124524
Entity Tax Identification Number	88-0313393
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	112 Westwood Place
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	949
Local Phone Number	470-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CYRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false